Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled RSUs and ESOPs Outstanding (Details)	12 Months Ended
	Mar. 31, 2021 USD ($) shares $ / shares	Mar. 31, 2020 USD ($) shares $ / shares
2019 Stock Compensation Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	3,050,573	2,091,293
Options outstanding, Weighted average remaining contractual life	1 year 5 months 23 days	1 year 9 months 3 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.07	$ 0.07
2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	9,096,696	9,881,228
Options outstanding, Weighted average remaining contractual life	1 year 8 months 8 days	1 year 9 months 18 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.90	$ 0.84
Bottom of Range | 2019 Stock Compensation Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 6	$ 6
Top of Range | 2019 Stock Compensation Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 8	$ 8
0 - 0.07 (RSU) | 2019 Stock Compensation Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	3,050,573	2,091,293
Options outstanding, Weighted average remaining contractual life	1 year 5 months 23 days	1 year 9 months 3 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.07	$ 0.07
0 - 0.07 (RSU) | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	8,047,240	8,780,898
Options outstanding, Weighted average remaining contractual life	1 year 8 months 1 day	1 year 7 months 2 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.06	$ 0.05
0 - 0.07 (RSU) | Bottom of Range | 2019 Stock Compensation Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 0	$ 0
0 - 0.07 (RSU) | Bottom of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	0	0
0 - 0.07 (RSU) | Top of Range | 2019 Stock Compensation Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	0.07	0.07
0 - 0.07 (RSU) | Top of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 0.07	$ 0.07
6 - 8 (ESOP) | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	1,049,456	1,100,330
Options outstanding, Weighted average remaining contractual life	1 year 9 months 29 days	3 years 5 months 23 days
Options outstanding, Weighted average exercise price | $ / shares	$ 7.32	$ 7.13
6 - 8 (ESOP) | Bottom of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 6	$ 6
6 - 8 (ESOP) | Top of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 8	$ 8